Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net operating loss (NOL) carryforwards
Gross deferred income tax asset associated with NOL carryforwards	$ 59	$ 69	$ 92
U.S. state taxing jurisdictions
Net operating loss (NOL) carryforwards
NOL carryforwards	205
Gross deferred income tax asset associated with NOL carryforwards	16
NOL carryforwards, Valuation allowance	5
U.S. state taxing jurisdictions | Expiration Date 2013
Net operating loss (NOL) carryforwards
NOL carryforwards	0
U.S. state taxing jurisdictions | Expiration Date 2014
Net operating loss (NOL) carryforwards
NOL carryforwards	0
U.S. state taxing jurisdictions | Expiration Date 2015
Net operating loss (NOL) carryforwards
NOL carryforwards	0
U.S. state taxing jurisdictions | Expiration Date 2016
Net operating loss (NOL) carryforwards
NOL carryforwards	0
U.S. state taxing jurisdictions | Expiration Date 2017-2031
Net operating loss (NOL) carryforwards
NOL carryforwards	205
Non-U.S. taxing jurisdictions
Net operating loss (NOL) carryforwards
NOL carryforwards	188
NOL carryforwards, Valuation allowance	4
Non-U.S. taxing jurisdictions | Expiration Date 2013
Net operating loss (NOL) carryforwards
NOL carryforwards	0
Non-U.S. taxing jurisdictions | Expiration Date 2014
Net operating loss (NOL) carryforwards
NOL carryforwards	3
Non-U.S. taxing jurisdictions | Expiration Date 2015
Net operating loss (NOL) carryforwards
NOL carryforwards	4
Non-U.S. taxing jurisdictions | Expiration Date 2016
Net operating loss (NOL) carryforwards
NOL carryforwards	1
Non-U.S. taxing jurisdictions | Expiration Date 2017-2027
Net operating loss (NOL) carryforwards
NOL carryforwards	46
Non-U.S. taxing jurisdictions | Unlimited
Net operating loss (NOL) carryforwards
NOL carryforwards	$ 134